THE ADAMS EXPRESS COMPANY

Board of Directors

Enrique R. Arzac 1,[3]	Thomas H. Lenagh [1,4]
Phyllis O. Bonanno [1,4]	Kathleen T. McGahran [2,4]
Daniel E. Emerson [2,3]	Douglas G. Ober [1]
Frederic A. Escherich [2,3]	John J. Roberts [1],3
Roger W. Gale [1,3]	Craig R. Smith [2,4]
1.	Member of Executive Committee
2.	Member of Audit Committee
3.	Member of Compensation Committee
4.	Member of Retirement Benefits Committee

Officers

Douglas G. Ober	Chairman and Chief Executive Officer
Joseph M. Truta	President
Lawrence L. Hooper, Jr.	Vice President, General Counsel and Secretary
Maureen A. Jones	Vice President, Chief Financial Officer and Treasurer
Stephen E. Kohler	Vice President—Research
David R. Schiminger	Vice President—Research
D. Cotton Swindell	Vice President—Research
Christine M. Sloan	Assistant Treasurer
Geraldine H. Paré	Assistant Secretary

Stock Data

Market Price (3/31/06)	$13.30
Net Asset Value (3/31/06)	$15.48
Discount:	14.1%

New	York Stock Exchange and Pacific Exchange ticker symbol: ADX

NASDAQ Mutual Fund Quotation Symbol: XADEX

Newspaper	stock listings are generally under the abbreviation: AdaEx

Distributions in 2006

From Investment Income (paid or declared)	$0.08
From Net Realized Gains	0.02

Total	$0.10

2006 Dividend Payment Dates

March 1, 2006

June 1, 2006

September 1, 2006*

December 27, 2006*

*Anticipated

LETTER TO STOCKHOLDERS

We submit herewith the financial statements of the Company for the three months ended March 31, 2006. Also provided are a schedule of investments and other summary financial information.

Net assets of the Company at March 31, 2006 were $15.48 per share on 85,308,628 shares outstanding, compared with $14.71 per share at December 31, 2005 on 86,099,607 shares outstanding. On March 1, 2006, a distribution of $0.05 per share was paid, consisting of $0.02 from 2005 investment income, $0.02 from 2005 short-term capital gain, and $0.01 from 2006 investment income, all taxable in 2006. On April 13, 2006, an investment income dividend of $0.05 per share was declared to shareholders of record May 18, 2006, payable June 1, 2006.

Net investment income for the three months ended March 31, 2006 amounted to $3,995,963, compared with $4,007,315 for the same period in 2005. These earnings are equal to $0.05 and $0.05 per share, respectively, on the average number of shares outstanding during each period.

Net capital gain realized on investments for the three months ended March 31, 2006 amounted to $8,038,717, the equivalent of $0.09 per share.

The Annual Meeting, held on March 28, 2006, in Orlando, Florida, was well attended. The results of the voting at the Annual Meeting are shown on page 14.

Current and potential shareholders can find information about the Company, including the daily net asset value (NAV) per share, the market price, and the discount/premium to the NAV, at its website (www.adamsexpress.com). Also available at the website are a history of the Company, historical financial information, and other useful content. Further information regarding shareholder services is located on page 15 of this report.

After serving 30 years on the Company’s Board of Directors, Mr. Robert J.M. Wilson retired in March 2006. Mr. Wilson started his career with the Company as the President and a Director in 1975. He retired from the Company in 1986 and continued serving on the Board until this year. Over the years, his insight in the financial markets and strong analytical discipline were invaluable to the Company, and all of our shareholders gained from the wisdom and judgment that he provided. We wish him well in his retirement and thank him for all his years of commitment to the Company.

We are pleased to announce the appointment of Mr. Frederic A. Escherich to the Board of Directors of the Company, effective February 9, 2006. Mr. Escherich, a 25-year veteran of J.P. Morgan, is now a private investor. He retired from J.P. Morgan in 2002 as the head of Mergers and Acquisition Research. Prior to that he was head of J.P. Morgan’s Financial Advisory Department; he managed industry analyst teams in transportation and technology and in the consumer and health care sectors. With his broad knowledge and experience in the equities markets, he is a valuable addition to the Board of Directors.

The Company is an internally-managed equity fund whose investment policy is based on the primary objectives of preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

By order of the Board of Directors,

Douglas G. Ober,

Chairman and

Chief Executive Officer

Joseph M. Truta,

President

April 21, 2006

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006

(unaudited)

Assets
Investments* at value:
Common stocks and convertible securities (cost $894,787,699)	$1,230,060,709
Non-controlled affiliate, Petroleum & Resources Corporation (cost $27,963,162)	65,935,067
Short-term investments (cost $23,482,450)	23,482,450
Securities lending collateral (cost $19,229,896)	19,229,896	$1,338,708,122
Cash		276,798
Receivables:
Investment securities sold		537,661
Dividends and interest		1,215,225
Prepaid pension cost		5,404,492
Prepaid expenses and other assets		1,815,731
Total Assets		1,347,958,029
Liabilities
Investment securities purchased		3,710,149
Open written option contracts at value (proceeds $894,706)		760,675
Obligations to return securities lending collateral		19,229,896
Accrued expenses		3,746,193
Total Liabilities		27,446,913
Net Assets		$1,320,511,116
Net Assets
Common Stock at par value $1.00 per share, authorized 150,000,000 shares; issued and outstanding 85,308,628 shares (includes 53,543 restricted shares, restricted stock units for 13,500 shares and deferred stock units for 1,024 shares) (Note 6)		$85,308,628
Additional capital surplus		848,626,551
Unearned compensation — restricted stock awards (Note 6)		(704,666)
Undistributed net investment income		6,095,049
Undistributed net realized gain on investments		7,806,608
Unrealized appreciation on investments		373,378,946
Net Assets Applicable to Common Stock		$1,320,511,116
Net Asset Value Per Share of Common Stock		$15.48

*See Schedule of Investments on pages 8 and 9.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

Three Months Ended March 31, 2006

(unaudited)

Investment Income
Income:
Dividends:
From unaffiliated issuers	$5,372,928
From non-controlled affiliate	119,160
Interest and other income	214,053
Total Income	5,706,141
Expenses:
Investment research	749,455
Administration and operations	390,598
Directors’ fees	95,258
Reports and stockholder communications	110,926
Transfer agent, registrar and custodian expenses	91,014
Auditing and accounting services	32,500
Legal services	27,442
Occupancy and other office expenses	171,197
Travel, telephone and postage	25,969
Other	15,819
Total Expenses	1,710,178
Net Investment Income	3,995,963
Realized Gain and Change in Unrealized Appreciation on Investments
Net realized gain on security transactions	7,899,697
Net realized gain distributed by regulated investment company (non-controlled affiliate)	139,020
Change in unrealized appreciation on investments	56,901,579
Net Gain on Investments	64,940,296
Change in Net Assets Resulting from Operations	$68,936,259

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Three Months Ended March 31, 2006	Year Ended December 31, 2005
	(unaudited)
From Operations:
Net investment income	$3,995,963	$18,288,551
Net realized gain on investments	8,038,717	53,817,950
Change in unrealized appreciation on investments	56,901,579	(27,193,045)
Change in net assets resulting from operations	68,936,259	44,913,456
Distributions to Stockholders from:
Net investment income	(2,573,618)	(18,634,893)
Net realized gain from investment transactions	(1,716,452)	(53,672,531)
Decrease in net assets from distributions	(4,290,070)	(72,307,424)
From Capital Share Transactions:
Value of shares issued in payment of distributions	1,295	30,523,934
Cost of shares purchased (Note 4)	(10,962,838)	(32,052,187)
Deferred compensation (Notes 4, 6)	97,818	101,973
Change in net assets from capital share transactions	(10,863,725)	(1,426,280)
Total Change in Net Assets	53,782,464	(28,820,248)

Net Assets:
Beginning of period	1,266,728,652	1,295,548,900
End of period (including undistributed net investment income of $6,095,049 and $4,672,704, respectively)	$1,320,511,116	$1,266,728,652

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Company’s investment objectives as well as the nature and risk of its investment transactions are set forth in the Company’s registration statement.

Security Valuation — Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

Affiliated Companies — Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as “Affiliated Companies” in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions and Investment Income — Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

2. Federal Income Taxes

The Company’s policy is to distribute all of its taxable income to its shareholders in compliance with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. For federal income tax purposes, the identified cost of securities at March 31, 2006 was $964,975,956 and net unrealized appreciation aggregated $373,732,166, of which the related gross unrealized appreciation and depreciation were $455,814,243 and $82,082,077, respectively.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, annual reclassifications are made within the Company’s capital accounts to reflect income and gains available for distribution under income tax regulations.

3. Investment Transactions

The Company’s investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff.

Purchases and sales of portfolio securities, other than options and short-term investments, during the three months ended March 31, 2006 were $36,007,870 and $49,926,094, respectively. Options may be written (sold) or purchased by the Company. The Company, as writer of an option, bears the risks of possible illiquidity of the option markets and from movements in security values. The risk associated with purchasing an option is limited to the premium originally paid. A schedule of outstanding option contracts as of March 31, 2006 can be found on page 11.

Transactions in written covered call and collateralized put options during the three months ended March 31, 2006 were as follows:

	Covered Calls		Collateralized Puts
	Contracts	Premiums	Contracts	Premiums
Options outstanding, December 31, 2005	2,320	$244,294	2,465	$317,641
Options written	3,400	451,597	3,615	397,467
Options terminated in closing purchase transactions	(300)	(35,598)	(800)	(108,715)
Options expired	(1,100)	(117,445)	(1,900)	(225,921)
Options exercised	(170)	(16,489)	(125)	(12,125)
Options outstanding, March 31, 2006	4,150	$526,359	3,255	$368,347

4. Capital Stock

The Company has 10,000,000 authorized and unissued preferred shares without par value.

On December 27, 2005, the Company issued 2,400,624 shares of its Common Stock at a price of $12.715 per share (the average market price on December 12, 2005) to stockholders of record on November 22, 2005 who elected to take stock in payment of the year-end distribution from 2005 capital gain and investment income.

During 2006, the Company issued 99 shares of its Common Stock at a weighted average price of $13.09 per share as dividend equivalents to holders of deferred stock units and restricted stock units under the 2005 Equity Incentive Compensation Plan.

The Company may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable.

Transactions in Common Stock for 2006 and 2005 were as follows:

	Shares		Amount
	Three months ended March 31, 2006	Year ended December 31, 2005	Three months ended March 31, 2006	Year ended December 31, 2005
Shares issued in payment of dividends	99	2,400,624	$1,295	$30,523,934
Shares purchased (at a weighted average discount from net asset value of 14.2% and 12.6%, respectively)	(839,200)	(2,458,500)	(10,962,838)	(32,052,187)
Restricted shares/units granted under the Equity Incentive Compensation Plan	48,122	22,191	97,818	101,973
Net change	(790,979)	(35,685)	$(10,863,725)	$(1,426,280)

5. Retirement Plans

The Company’s qualified defined benefit pension plan covers all employees with at least one year of service. In addition, the

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Company has a nonqualified defined benefit plan which provides eligible employees with retirement benefits to supplement the qualified plan. Benefits are based on length of service and compensation during the last five years of employment. The Company’s policy is to contribute annually to the plans those amounts that can be deducted for federal income tax purposes, plus additional amounts as the Company deems appropriate in order to provide assets sufficient to meet benefits to be paid to plan participants. During the three months ended March 31, 2006, the Company did not contribute to the plans. The Company does not anticipate making any contributions to the plans in 2006.

The following table aggregates the components of the plans’ net periodic pension cost for the three months ended March 31, 2006:

Service cost	$115,242
Interest cost	129,504
Expected return on plan assets	(198,509)
Amortization of prior service cost	29,944
Amortization of net loss	45,191
Net periodic pension cost	$121,372

The Company also sponsors a defined contribution plan that covers substantially all employees. For the three months ended March 31, 2006, the Company expensed contributions of $45,746. The Company does not provide postretirement medical benefits.

6. Stock-Based Compensation

The Stock Option Plan adopted in 1985 (“1985 Plan”) permits the issuance of stock options and stock appreciation rights for the purchase of up to 2,610,146 shares of the Company’s Common Stock at the fair market value on the date of grant. The exercise price of the options and related stock appreciation rights is reduced by the per share amount of capital gains paid by the Company during subsequent years. Options are exercisable beginning not less than one year after the date of grant and stock appreciation rights are exercisable beginning not less than two years after the date of grant. The stock appreciation rights allow the holders to surrender their rights to exercise their options and receive cash or shares in an amount equal to the difference between the option exercise price and the fair market value of the Common Stock at the date of surrender. All options terminate 10 years from the date of grant if not exercised. With the adoption of the 2005 Equity Incentive Compensation Plan (“2005 Plan”) at the 2005 Annual Meeting, no further grants will be made under the 1985 Plan, although unexercised awards granted in 2004 and prior years remain outstanding.

A summary of option activity under the 1985 Plan as of March 31, 2006, and changes during the period then ended, is presented below:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Life (Years)
Outstanding at December 31, 2005	254,766	$11.71
Exercised	(34,063)	7.94
Cancelled	(8,233)	10.87
Outstanding at March 31, 2006	212,470	$12.32	5.37
Exercisable at March 31, 2006	134,548	$12.44	5.25

The options outstanding as of March 31, 2006 are set forth below:

Exercise Price	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
$8.50-$10.74	57,538	$9.68	3.75
$10.75-$12.99	103,784	11.51	6.79
$13.00-$15.24	—	—	—
$15.25-$17.50	51,148	16.94	4.34
Outstanding at March 31, 2006	212,470	$12.32	5.37

Compensation cost resulting from stock options and stock appreciation rights granted under the 1985 Plan is based on the intrinsic value of the award, recognized over the award’s vesting period, and remeasured at each reporting date through the date of settlement. The total compensation cost recognized for the three months ended March 31, 2006 was $113,312.

The 2005 Equity Incentive Compensation Plan (“2005 Plan”) permits the grant of stock options, restricted stock awards and other stock incentives to key employees and all non-employee directors. The 2005 Plan provides for the issuance of up to 3,413,131 shares of the Company’s Common Stock, including both performance and nonperformance-based restricted stock. Performance-based restricted stock awards vest at the end of a specified three year period, with the ultimate number of awards earned contingent on achievement of certain performance targets. If performance targets are not achieved, all or a portion of the performance-based awards are forfeited and become available for future grants. Nonperformance-based restricted stock awards vest ratably over a three year period and nonperformance-based restricted stock units (granted to non-employee directors) vest over a one year period. The Plan provides for accelerated vesting in the event of death or retirement. Non-employee directors also may elect to defer a portion of their cash compensation, with such deferred amount to be paid by delivery of deferred stock units. Outstanding awards were granted at fair market value on grant date. The number of shares of Common Stock which remains available for future grants under the Plan at March 31, 2006 is 3,342,818 shares.

The Company pays dividends and dividend equivalents on outstanding awards, which are charged to net assets when paid. Dividends and dividend equivalents paid on restricted awards that are later forfeited are reclassified to compensation expense.

A summary of the status of the Company’s awards granted as of March 31, 2006, and changes during the period then ended is presented below:

Awards	Shares/Units	Weighted Average Grant-Date Fair Value
Balance at December 31, 2005	21,441	$12.57
Granted:
Restricted stock	39,602	12.93
Restricted stock units	7,500	13.24
Deferred stock units	1,024	12.74
Vested & issued	(1,500)	(12.56)
Forfeited	—	—
Balance at March 31, 2006 (includes 39,602 performance-based awards and 28,465 nonperformance-based awards)	68,067	$12.81

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Compensation costs resulting from awards granted under the 2005 Plan are based on the fair value of the award on grant date (determined by the average of the high and low price on grant date) and recognized on a straight-line basis over the requisite service period. For those awards with performance conditions, compensation costs are based on the most probable outcome and, if such goals are not met, no compensation cost is recognized and any recognized compensation cost is reversed. The total compensation costs for restricted stock granted to employees for the period ending March 31, 2006 were $57,246. The total compensation costs for restricted stock units granted to non-employee directors for the period ended March 31, 2006 were $28,175. As of March 31, 2006, there were total unrecognized compensation costs of $704,666 related to nonvested share-based compensation arrangements granted under the 2005 Plan. Those costs are expected to be recognized over a weighted average period of 2.33 years.

7. Expenses

The aggregate remuneration paid or accrued during the three months ended March 31, 2006 to officers and directors amounted to $1,303,008, of which $95,258 was paid or accrued as fees to directors who were not officers.

8. Portfolio Securities Loaned

The Company makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At March 31, 2006, the Company had securities on loan of $18,768,540 and held collateral of $19,229,896, consisting of an investment trust fund which may invest in money market instruments, commercial paper, repurchase agreements, U.S. Treasury Bills, and U.S. agency obligations.

FINANCIAL HIGHLIGHTS

	Three Months Ended
	(unaudited)
	March 31, 2006		March 31, 2005		Year Ended December 31
					2005	2004	2003	2002	2001
Per Share Operating Performance
Net asset value, beginning of period	$14.71		$15.04		$15.04	$14.36	$12.12	$16.05	$23.72
Net investment income	0.05		0.05		0.22	0.23*	0.19	0.20	0.26
Net realized gains and increase (decrease) in unrealized appreciation	0.75		(0.34)		0.32	1.39	2.85	(3.38)	(6.21)
Total from investment operations	0.80		(0.29)		0.54	1.62	3.04	(3.18)	(5.95)
Less distributions
Dividends from net investment income	(0.03)		(0.04)		(0.22)	(0.24)	(0.17)	(0.19)	(0.26)
Distributions from net realized gains	(0.02)		(0.01)		(0.64)	(0.66)	(0.61)	(0.57)	(1.39)
Total distributions	(0.05)		(0.05)		(0.86)	(0.90)	(0.78)	(0.76)	(1.65)
Capital share repurchases	0.02		0.02		0.05	0.02	0.04	0.05	0.04
Reinvestment of distributions	—		—		(0.06)	(0.06)	(0.06)	(0.04)	(0.11)
Total capital share transactions	0.02		0.02		(0.01)	(0.04)	(0.02)	0.01	(0.07)
Net asset value, end of period	$15.48		$14.72		$14.71	$15.04	$14.36	$12.12	$16.05
Per share market price, end of period	$13.30		$12.87		$12.55	$13.12	$12.41	$10.57	$14.22
Total Investment Return
Based on market price	6.4%		(1.5)%		2.2%	13.2%	25.2%	(20.6)%	(24.7)%
Based on net asset value	5.6%		(1.8)%		4.5%	12.1%	26.3%	(19.4)%	(24.7)%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,320,511		$1,256,421		$1,266,729	$1,295,549	$1,218,862	$1,024,810	$1,368,366
Ratio of expenses to average net assets	0.53%	†	0.44%	†	0.45%	0.43%	0.47%	0.34%	0.19%
Ratio of net investment income to average net assets	1.23%	†	1.26%	†	1.44%	1.54%	1.45%	1.42%	1.33%
Portfolio turnover	11.31%	†	21.79%	†	12.96%	13.43%	12.74%	17.93%	19.15%
Number of shares outstanding at end of period (in 000’s)	85,309		85,343		86,100	86,135	84,886	84,536	85,233

*	In 2004 the Company received $2,400,000, or $0.03 per share, in an extraordinary dividend from Microsoft Corp.
†	Ratios presented on an annualized basis.

SCHEDULE OF INVESTMENTS

March 31, 2006

(unaudited)

	Shares	Value (A)
Stocks and Convertible Securities — 98.1%

Consumer — 17.0%
Consumer Discretionary — 6.8%
BJ’s Wholesale Club, Inc. (B)	500,000	$15,755,000
Clear Channel Communications, Inc.	350,000	10,153,500
Comcast Corp. (B)	365,000	9,548,400
Gannett Co., Inc.	112,500	6,741,000
Newell Rubbermaid Inc.	515,000	12,972,850
Outback Steakhouse, Inc.	315,000	13,860,000
Target Corp.	410,000	21,324,100

		90,354,850

Consumer Staples — 10.2%
Avon Products, Inc.	420,000	13,091,400
Bunge Ltd.	235,000	13,091,850
Coca-Cola Co.	200,000	8,374,000
Dean Foods Co. (B)	450,000	17,473,500
Del Monte Foods Co.	1,115,000	13,223,900
PepsiCo, Inc.	440,000	25,427,600
Procter & Gamble Co.	340,000	19,590,800
Safeway Inc.	423,000	10,625,760
Unilever plc ADR	345,000	14,169,150

		135,067,960

Energy — 11.5%
BP plc ADR	270,000	18,613,800
ConocoPhillips	345,000	21,786,750
Exxon Mobil Corp.	130,000	7,911,800
Marathon Oil Co.	110,000	8,378,700
Murphy Oil Corp.	90,000	4,483,800
Petroleum & Resources Corporation (C)	1,985,996	65,935,067
Schlumberger Ltd.	190,000	24,048,300

		151,158,217

Financials — 17.0%
Banking — 12.7%
Bank of America Corp.	550,000	25,047,000
BankAtlantic Bancorp, Inc.	750,000	10,792,500
Compass Bancshares Inc.	300,000	15,183,000
Fifth Third Bancorp	280,000	11,020,800
Investors Financial Services Corp.	382,500	17,927,775
Morgan Stanley	175,000	10,993,500
North Fork Bancorp, Inc.	525,000	15,135,750
Wachovia Corp.	395,000	22,139,750
Wells Fargo & Co.	325,000	20,757,750
Wilmington Trust Corp.	420,000	18,207,000

		167,204,825

Insurance — 4.3%
AMBAC Financial Group, Inc.	295,000	23,482,000
American International Group, Inc.	500,000	33,045,000

		56,527,000

	Shares	Value (A)
Health Care — 13.0%
Abbott Laboratories	350,000	$14,864,500
Advanced Medical Optics, Inc. (B)	300,000	13,992,000
Bristol-Myers Squibb Co.	345,000	8,490,450
Genentech, Inc. (B)	220,000	18,592,200
HCA Inc.	250,000	11,447,500
Johnson & Johnson	255,000	15,101,100
Laboratory Corp. of America Holdings (B)	225,000	13,158,000
MedImmune, Inc. (B)	225,000	8,230,500
Medtronic, Inc.	310,000	15,732,500
Pfizer Inc.	1,120,000	27,910,400
Wyeth Co.	325,000	15,769,000
Zimmer Holdings, Inc. (B)	125,000	8,450,000

		171,738,150

Industrials — 13.1%
Cintas Corp.	300,000	12,786,000
Curtiss-Wright Corp.	230,000	15,226,000
Donnelley (R.R.) & Sons Co.	260,000	8,507,200
Emerson Electric Co.	200,000	16,726,000
General Electric Co.	1,487,700	51,742,206
Illinois Tool Works Inc. (D)	125,000	12,038,750
Masco Corp.	450,000	14,620,500
3M Co.	160,000	12,110,400
United Parcel Service, Inc.	155,000	12,303,900
United Technologies Corp.	300,000	17,391,000

		173,451,956

Information Technology — 13.3%
Communication Equipment — 2.2%
Avaya Inc. (B)	600,000	6,780,000
Corning Inc. (B)	500,000	13,455,000
Lucent Technologies Inc. (B)	2,900,000	8,845,000

		29,080,000

Computer Related — 9.2%
Automatic Data Processing Inc.	300,000	13,704,000
BEA Systems, Inc. (B)	800,000	10,504,000
Cisco Systems, Inc. (B)	1,200,000	26,004,000
Dell Inc. (B)	400,000	11,904,000
Microsoft Corp.	1,180,000	32,107,800
Oracle Corp. (B)	1,356,001	18,563,654
Sapient Corp. (B)	1,150,000	8,774,500

		121,561,954

Electronics — 1.9%
Cree, Inc. (B)(D)	375,000	12,303,750
Intel Corp.	310,000	5,998,500
Solectron Corp. (B)	1,850,000	7,400,000

		25,702,250

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2006

(unaudited)

	Shares	Value (A)
Materials — 5.9%
Air Products and Chemicals, Inc.	250,000	$16,797,500
du Pont (E.I.) de Nemours and Co.	360,000	15,195,600
Florida Rock Industries Inc.	150,000	8,433,000
Martin Marietta Materials, Inc.	83,000	8,883,490
Rohm & Haas Co.	400,000	19,548,000
Smurfit-Stone Container Corp. (B)	650,000	8,820,500

		77,678,090

Telecom Services — 2.7%
Alltel Corp.	300,000	19,425,000
AT&T Corp.	595,000	16,088,800

		35,513,800

Utilities — 4.6%
Aqua America, Inc.	800,000	22,256,000
Black Hills Corp.	245,000	8,330,000
Duke Energy Corp.	611,560	17,826,974
MDU Resources Group, Inc.	375,000	12,543,750

		60,956,724

Total Stocks and Convertible Securities (Cost $922,750,861) (E)		$1,295,995,776

	Prin. Amt.	Value (A)
Short-Term Investments — 1.8%
U.S. Government Obligations — 1.4%
U.S. Treasury Bills, 4.40%, due 5/18/06	$18,500,000	$18,393,613

Time Deposit — 0.0%
Citibank, N.A., 4.15%, due 4/3/06		493,011

Commercial Paper — 0.4%
AIG Funding Inc., 4.74%, due 4/6/06	1,000,000	999,342
Chevron Funding Corp., 4.71%, due 4/13/06	1,000,000	998,430
General Electric Capital Corp., 4.72%, due 4/4/06	1,600,000	1,599,371
Toyota Motor Credit Corp., 4.74%, due 4/11/06	1,000,000	998,683

		4,595,826

Total Short-Term Investments (Cost $23,482,450)		23,482,450

Securities Lending Collateral — 1.5%
Brown Brothers Investment Trust, 4.67%, due 4/3/06		19,229,896

Total Securities Lending Collateral (Cost $19,229,896)		19,229,896

Total Investments — 101.4% (Cost $965,463,207)		1,338,708,122
Cash, receivables, prepaid expenses and other assets, less liabilities — (1.4)%		(18,197,006)

Net Assets — 100%		$1,320,511,116

Notes:

(A)	See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ.
(B)	Presently non-dividend paying.
(C)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(D)	Some or all of these securities are on loan. See note 8 to financial statements.
(E)	The aggregate market value of stocks held in escrow at March 31, 2006 covering open call option contracts written was $22,374,100. In addition, the aggregate market value of securities segregated by the Company’s custodian required to collateralize open put option contracts written was $15,682,000.

PORTFOLIO SUMMARY

March 31, 2006

(unaudited)

Ten Largest Portfolio Holdings

	Market Value	% of Net Assets
Petroleum & Resources Corporation*	$65,935,067	5.0
General Electric Co.	51,742,206	3.9
American International Group, Inc.	33,045,000	2.5
Microsoft Corp.	32,107,800	2.4
Pfizer Inc.	27,910,400	2.1
Cisco Systems, Inc.	26,004,000	2.0
PepsiCo, Inc.	25,427,600	1.9
Bank of America Corp.	25,047,000	1.9
Schlumberger Ltd.	24,048,300	1.8
AMBAC Financial Group, Inc.	23,482,000	1.8

Total	$334,749,373	25.3%

*Non-controlled affiliate

Sector Weightings

SCHEDULE OF OUTSTANDING OPTION CONTRACTS

March 31, 2006

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date		Appreciation/ (Depreciation)

COVERED CALLS
100	Advanced Medical Optics, Inc.	$ 50	Jul	06	$ (1,800)
100	Air Products and Chemicals, Inc.	70	Sep	06	(11,801)
200	AMBAC Financial Group, Inc.	85	Aug	06	2,398
250	Aqua America, Inc.	30	Jun	06	8,264
100	Avon Products, Inc.	35	Oct	06	(1,300)
150	Bunge Ltd.	65	Jul	06	18,299
100	Bunge Ltd.	70	Jul	06	12,725
150	ConocoPhillips	75	May	06	13,799
200	Corning Inc.	30	Aug	06	(9,600)
100	Cree, Inc.	35	Apr	06	1,199
100	Cree, Inc.	35	Jun	06	(1,300)
150	Cree, Inc.	40	Sep	06	(450)
100	Emerson Electric Co.	85	Jun	06	(12,800)
100	Emerson Electric Co.	95	Sep	06	(38,300)
100	Genentech, Inc.	100	Jun	06	3,699
150	HCA Inc.	55	Aug	06	12,299
100	Illinois Tool Works Inc.	100	Jun	06	(8,301)
100	Illinois Tool Works Inc.	100	Sep	06	(28,050)
100	Illinois Tool Works Inc.	105	Sep	06	(10,800)
150	Investors Financial Services Corp.	45	Jul	06	(56,240)
100	Investors Financial Services Corp.	50	Jul	06	(1,301)
100	Investors Financial Services Corp.	55	Oct	06	(8,175)
150	Laboratory Corp. of America Holdings	60	May	06	(9,125)
100	Laboratory Corp. of America Holdings	65	Aug	06	(3,300)
100	MedImmune, Inc.	42.50	Jun	06	5,199
100	Murphy Oil Corp.	50	Apr	06	2,200
100	Murphy Oil Corp.	55	Jul	06	(800)
150	Outback Steakhouse, Inc.	50	Aug	06	6,299
250	Rohm & Haas Co.	55	Jul	06	17,024
250	Target Corp.	65	Apr	06	24,248
150	United Technologies Corp.	65	Aug	06	8,399

4,150					(67,392)

COLLATERALIZED PUTS
20	Advanced Medical Optics, Inc.	35	Apr	06	2,040
200	Advanced Medical Optics, Inc.	40	Apr	06	30,398
170	Advanced Medical Optics, Inc.	35	Jul	06	11,739
250	Automatic Data Processing Inc.	42.50	Aug	06	10,499
250	Avon Products, Inc.	25	Jul	06	16,749
250	Bunge Ltd.	45	Jul	06	14,249
150	Exxon Mobil Corp.	52.50	Oct	06	2,549
100	Fifth Third Bancorp	35	May	06	8,700
100	Florida Rock Industries Inc.	50	Jun	06	1,200
100	Florida Rock Industries Inc.	45	Sep	06	(2,300)
100	Marathon Oil Corp.	65	Apr	06	10,700
65	Marathon Oil Corp.	70	May	06	(845)
100	Marathon Oil Corp.	60	Jul	06	7,700
100	Marathon Oil Corp.	65	Jul	06	14,199
100	Marathon Oil Corp.	55	Oct	06	5,700
100	Morgan Stanley	60	May	06	3,200
100	Morgan Stanley	55	Jul	06	6,700
100	North Fork Bancorp, Inc.	25	May	06	7,700
100	Procter & Gamble Co.	55	Oct	06	(5,800)
100	Target Corp.	47.50	Apr	06	11,699
200	3M Co.	65	Jul	06	12,399
250	Wachovia Corp.	47.50	Jul	06	17,999
250	Zimmer Holdings, Inc.	60	Jun	06	14,249

3,255					201,423

					$134,031

CHANGES IN PORTFOLIO SECURITIES

During the Three Months Ended March 31, 2006

(unaudited)

	Shares
	Additions		Reductions		Held March 31, 2006
Advanced Medical Optics, Inc.	65,000				300,000
BankAtlantic Bancorp, Inc.	320,000				750,000
Comcast Corp.	12,500				365,000
Florida Rock Industries Inc.	150,000				150,000
Marathon Oil Corp.	110,000				110,000
Morgan Stanley	175,000				175,000
Oracle Corp.	631,001	(1)	155,000		1,356,001
Wachovia Corp.	25,000				395,000
Aqua America, Inc.			62,733		800,000
BellSouth Corp.			200,000		—
Corning Inc.			100,000		500,000
Cree, Inc.			125,000		375,000
DiamondCluster International, Inc.			340,000		—
Keyspan Corp.			140,000		—
Martin Marietta Materials, Inc.			17,000		83,000
MDU Resources Group, Inc.			200,000		375,000
Murphy Oil Corp.			119,600		90,000
Siebel Systems, Inc.			800,000	(1)	—
Vodafone Group plc ADS			492,613		—

(1)	Received .789 shares of Oracle Corp. in exchange for each share of Siebel Systems, Inc. held.

HISTORICAL FINANCIAL STATISTICS

December 31	Value of Net Assets	Shares Outstanding*	Net Asset Value per Share*	Dividends from Net Investment Income per Share*		Distributions from Net Realized Gains per Share*
1996	$1,138,760,396	72,054,792	$15.80	$.35		$.80
1997	1,424,170,425	74,923,859	19.01	.29		1.01
1998	1,688,080,336	77,814,977	21.69	.30		1.10
1999	2,170,801,875	80,842,241	26.85	.26		1.37
2000	1,951,562,978	82,292,262	23.72	.22		1.63
2001	1,368,366,316	85,233,262	16.05	.26		1.39
2002	1,024,810,092	84,536,250	12.12	.19		.57
2003	1,218,862,456	84,886,412	14.36	.17		.61
2004	1,295,548,900	86,135,292	15.04	.24		.66
2005	1,266,728,652	86,099,607	14.71	.22		.64
March 31, 2006 (unaudited)	1,320,511,116	85,308,628	15.48	.08	†	.02	†

*	Adjusted to reflect the 3-for-2 stock split effected in October 2000.
†	Paid or declared.

OTHER INFORMATION

Statement on Quarterly Filing of Complete Portfolio Schedule

In addition to publishing its complete schedule of portfolio holdings in the First and Third Quarter Reports to shareholders, the Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Company also posts its Forms N-Q on its website at www.adamsexpress.com under the heading “Financial Reports”.

Proxy Voting Policies and Record

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities owned by the Company and information as to how the Company voted proxies relating to portfolio securities during the 12 month period ended June 30, 2005 are available (i) without charge, upon request, by calling the Company’s toll free number at (800) 638-2479; (ii) on the Company’s website by clicking on “Corporate Information” heading on the website; and (iii) on the Securities and Exchange Commission’s website at http//www.sec.gov.

Privacy Policy

In order to conduct its business, The Adams Express Company collects and maintains certain nonpublic personal information about our stockholders of record with respect to their transactions in shares of our securities. This information includes the stockholder’s address, tax identification or Social Security number, share balances, and dividend elections. We do not collect or maintain personal information about stockholders whose shares of our securities are held in “street name” by a financial institution such as a bank or broker.

We do not disclose any nonpublic personal information about you, our other stockholders or our former stockholders to third parties unless necessary to process a transaction, service an account or as otherwise permitted by law.

To protect your personal information internally, we restrict access to nonpublic personal information about our stockholders to those employees who need to know that information to provide services to our stockholders. We also maintain certain other safeguards to protect your nonpublic personal information.

Common Stock

Listed on the New York Stock Exchange

and the Pacific Exchange

The Adams Express Company

Seven St. Paul Street, Suite 1140, Baltimore, MD 21202

(410) 752-5900 or (800) 638-2479

Website: www.adamsexpress.com

E-mail: contact@adamsexpress.com

Counsel: Chadbourne & Parke L.L.P.

Independent Registered Public Accounting Firm: PricewaterhouseCoopers LLP

Transfer Agent & Registrar: American Stock Transfer & Trust Co.

Custodian of Securities: Brown Brothers Harriman & Co.

ANNUAL MEETING OF STOCKHOLDERS

The Annual Meeting of Stockholders was held on March 28, 2006. For those nominated, the following votes were cast for directors:

	votes for	votes withheld
(A) Enrique R. Arzac:	69,509,329	2,656,332

(B) Phyllis O. Bonanno:	69,952,014	2,213,647

(C) Daniel E. Emerson:	69,038,044	3,127,617

(D) Frederic A. Escherich:	69,960,781	2,204,880

(E) Roger W. Gale:	69,938,367	2,227,294

(F) Thomas H. Lenagh:	68,922,646	3,243,015

(G) Kathleen T. McGahran:	70,041,626	2,124,035

(H) Douglas G. Ober:	69,988,127	2,177,534

(I) John J. Roberts:	69,091,813	3,073,848

(J) Craig R. Smith:	69,954,171	2,211,490

A proposal to approve and ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Company for 2006 was approved with 70,433,126 votes for, 1,289,471 votes against, and 443,061 shares abstaining.

This report, including the financial statements herein, is transmitted to the stockholders of The Adams Express Company for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Company or of any securities mentioned in the report. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

SHAREHOLDER INFORMATION AND SERVICES

DIVIDEND PAYMENT SCHEDULE

The Corporation presently pays dividends four times a year, as follows: (a) three interim distributions on or about March 1, June 1, and September 1 and (b) a “year-end” distribution, payable in late December, consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31. Stockholders may elect to receive the year-end distribution in stock or cash. In connection with this distribution, all stockholders of record are sent a dividend announcement notice and an election card in mid-November.

Stockholders holding shares in “street” or brokerage accounts may make their election by notifying their brokerage house representative.

INVESTORS CHOICE

INVESTORS CHOICE is a direct stock purchase and sale plan, as well as a dividend reinvestment plan, sponsored and administered by our transfer agent, American Stock Transfer & Trust Company (AST). The plan provides registered stockholders and interested first time investors an affordable alternative for buying, selling, and reinvesting in Adams Express shares.

The costs to participants in administrative service fees and brokerage commissions for each type of transaction are listed below.

Initial Enrollment and Optional Cash Investments
Service Fee	$2.50 per investment
Brokerage Commission	$0.05 per share

Reinvestment of Dividends*
Service Fee	2% of amount invested
(maximum of $2.50 per investment)
Brokerage Commission	$0.05 per share

Sale of Shares
Service Fee	$10.00
Brokerage Commission	$0.05 per share

Deposit of Certificates for safekeeping $7.50
Book to Book Transfers	Included

To transfer shares to another participant or to a new participant

Fees are subject to change at any time.

Minimum and Maximum Cash Investments

Initial minimum investment (non-holders)	$500.00
Minimum optional investment (existing holders)	$50.00
Electronic Funds Transfer (monthly minimum)	$50.00
Maximum per transaction	$25,000.00
Maximum per year	NONE

A brochure which further details the benefits and features of INVESTORS CHOICE as well as an enrollment form may be obtained by contacting AST.

For Non-Registered Shareholders

For shareholders whose stock is held by a broker in “street” name, the AST INVESTORS CHOICE Direct Stock Purchase and Sale Plan remains available through many registered investment security dealers. If your shares are currently held in a “street” name or brokerage account, please contact your broker for details about how you can participate in AST’s Plan or contact AST.

The Company

The Adams Express Company

Lawrence L. Hooper, Jr.

Vice President, General Counsel and Secretary

Seven St. Paul Street, Suite 1140, Baltimore, MD 21202

(800) 638-2479

Website: www.adamsexpress.com

E-mail: contact@adamsexpress.com

The Transfer Agent

American Stock Transfer & Trust Company

Address Shareholder Inquiries to:

Shareholder Relations Department

59 Maiden Lane

New York, NY 10038

(877) 260-8188

Website: www.amstock.com

E-mail: info@amstock.com

Investors Choice Mailing Address:

Attention: Dividend Reinvestment

P.O. Box 922

Wall Street Station

New York, NY 10269-0560

Website: www.amstock.com

E-mail: info@amstock.com

*The year-end dividend and capital gain distribution will usually be made in newly issued shares of common stock. There are no fees or commissions in connection with this dividend and capital gain distribution when made in newly issued shares.